Provisions - Summary of provisions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Provisions [Line Items]
Provisions	₩ 1,369,666	₩ 1,266,314	₩ 1,166,883
Asset retirement obligations
Provisions [Line Items]
Provisions	99,927	91,571		₩ 82,123
Expected loss related to litigation
Provisions [Line Items]
Provisions	31,371	29,238		9,693
Unused credit commitments
Provisions [Line Items]
Provisions	355,591	317,590
Guarantee contracts issued
Provisions [Line Items]
Provisions	63,161	83,411
Financial guarantee contracts
Provisions [Line Items]
Provisions	39,998	55,828
Non-financial guarantee contracts issued
Provisions [Line Items]
Provisions	23,163	27,583
Other
Provisions [Line Items]
Provisions	₩ 819,616	₩ 744,504		₩ 693,110